Borrowings - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Borrowings Outstanding [Member]
Debt, Weighted Average Interest Rate	7.00%	6.50%
Revolving Credit Facility [Member]
Revolving line of credit	¥ 1,470.0	¥ 512.3